UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-3696

Reserve Tax-Exempt Trust
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter Ended August 31, 2006

Item 1.                                                           Schedule of Investments

RESERVE TAX-EXEMPT TRUST - INTERSTATE TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS - AUGUST 31, 2006  (Unaudited)

Principal
Amount		Value

	TAX-EXEMPT OBLIGATIONS - 98.3%

	ARIZONA - 8.0%
$1,784,000	Apache County IDA for Tucson Electric Power Co., 3.45%, 12/1/20(a)	$1,784,000
35,775,000	Apache County IDA for Tucson Electric Power Co., 3.45%, 12/15/18(a)	35,775,000
1,784,000	Apache County IDA for Tucson Electric Power Co., 3.51%, 12/15/18(a)	1,784,000
3,284,000	Arizona HCF for Royal Oaks, 3.40%, 3/1/27(a)	3,284,000
3,784,000	Arizona HCF for Vol Hospital, Series B, 3.41%,10/1/15(a)	3,784,000
8,195,000	Coconino Pollution Control for AZ Public Services Co. Project, 3.62%, 11/1/33(a)	8,195,000
495,000	Maricopa County AZ for Las Gardenias Apts., Series A, 3.45%, 4/15/33(a)	495,000
7,642,700	McAllister Village AZ for Arizona State University Project, 3.41%, 7/1/45 (a)	7,642,700
895,000	Phoenix IDR for Del Mar Terrace, 3.43%, 10/1/29(a)	895,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82 A, 3.51%, 12/1/22(a)	3,400,000
5,340,000	Pinal County AZ for Electric Systems Revenue, Series A, 3.41%, 11/1/35(a)	5,340,000
2,670,000	Scottsdale AZ IDA for Notre Dame School of Phoenix, 3.45%, 5/1/21(a)	2,670,000
		75,048,700
	CALIFORNIA - 4.9%
395,000	Alameda Contra Costa COP, Series F, 3.37%, 8/1/23(a)	395,000
500,000	California HFA Revenue, Series P, 3.37%, 2/1/27(a)	500,000
1,100,000	California Infrastructure & Economic Development for Rand Corp., Series B, 3.30%, 4/1/42(a)	1,100,000
10,445,000	California Pollution Control for Wadham Energy LP, 3.45%, 11/1/17(a)	10,445,000
1,950,000	California State Economic Recovery, Series C-8, 3.50%, 7/1/23(a)	1,950,000
400,000	California Statewide CDA for Covenant Retirement Community, 3.32%, 12/1/25(a)	400,000
800,000	California Water Department Reserve Powersupply, 3.27%, 5/1/22(a)	800,000
3,850,000	California Water Department Reserve Powersupply, 3.30%, 5/1/22(a)	3,850,000
600,000	California Water Department Reserve Powersupply, Series B-3, 3.50%, 5/1/22(a)	600,000
1,650,000	California Water Department Reserve Powersupply, Series C-13, 3.26%, 5/1/22(a)	1,650,000
4,800,000	California Water Department Reserve Powersupply, Series G-10, 3.30%, 5/1/18(a)	4,800,000
6,000,000	California Water Department Reserve Powersupply, Series G-7, 3.27%, 5/1/17(a)	6,000,000
4,000,000	Dublin California MFH for Park Sierra, Series A, 3.37%, 6/1/28(a)	4,000,000
350,000	Irvine California Improvement Bond Act of 1915 Assessment District 89-10, 3.29%, 9/2/22(a)	350,000
4,900,000	Long Beach California Harbor Revenue, Series A, 3.37%, 5/15/27(a)	4,900,000
1,000,000	Los Angeles California MFH for Grand Promenade Project, 3.30%, 4/1/32(a)	1,000,000
885,000	Orange County California Sanitation Authority, 3.27%, 8/1/13(a)	885,000
2,325,000	Santa Clara County El Cammo Hospital District, 3.50%, 8/1/15(a)	2,325,000
		45,950,000
	COLORADO - 1.0%
400,000	Broomfield IDA for Buckeye Investments, 3.43%, 12/1/09(a)	400,000
6,600,000	Colorado ECFA for Bear Creek School Project, 3.40%, 10/1/32(a)	6,600,000
2,800,000	University of Colorado HRB, Series B, 3.41%, 11/15/35(a)	2,800,000
		9,800,000
	CONNECTICUT - 0.8%
1,390,000	Connecticut DAR for Pierce Memorial Baptist, 3.30%, 10/1/28(a)	1,390,000
2,700,000	Connecticut DAR for Solid Waste, 3.44%, 8/1/23(a)	2,700,000
1,400,000	Connecticut HEFA for Hotchkiss School, Series A, 3.38%, 7/1/30(a)	1,400,000

1,600,000	Connecticut HFA, Sub Series D-3, 3.38%, 5/15/33(a)	1,600,000
250,000	Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.35%, 6/1/20(a)	250,000
		7,340,000
	FLORIDA - 4.3%
150,000	Broward County EFA for City College Project, 3.40%,11/1/31(a)	150,000
2,650,000	Dade County FL Water Service Revenue, 3.39%, 10/5/22(a)	2,650,000
600,000	Dade County IDA for Dolphins Stadium Project, Series C, 3.45%, 1/1/16(a)	600,000
300,000	Duval County HFA Multifamily for Lighthouse Bay Apartments, 3.41%, 12/1/32(a)	300,000
7,230,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.46%, 6/1/34(a)	7,230,000
5,000,000	Florida HFC Multifamily for Collins Cove Apartments, 3.46%, 2/1/36(a)	5,000,000
3,000,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 2.96%-3.24%, 8/1/35(a)	3,000,000
1,400,000	Jacksonville Florida HFA for Southern Baptist Hospital, Series A, 3.57%, 8/15/33(a)	1,400,000
2,300,000	Miami-Dade County IDA for Airis Miami LLC, Series A, 3.45%, 10/15/25(a)	2,300,000
1,050,000	Orange County for Central YMCA Project, Series A, 3.43%, 5/1/27(a)	1,050,000
7,300,000	Palm Beach County for Morse Obligation Group, 3.42%, 5/1/33(a)	7,300,000
5,930,000	Palm Beach County for Raymond F Kravis Center Project, 3.35%, 7/1/32(a)	5,930,000
3,425,000	Port Orange for Palmer College Project, 3.44%, 10/1/32(a)	3,425,000
		40,335,000
	GEORGIA - 1.16%
1,196,294	Georgia Muni Association Pool Bd. COP, 3.42%, 12/15/20(a)	1,196,294
9,675,000	Marietta GA HFA Multifamily for Wood Glen, 3.40%, 7/1/24(a)	9,675,000
		10,871,294
	IOWA - 0.1%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 3.45%, 8/1/15(a)	1,000,000
	LOUISIANA - 9.2%
800,000	Lake Charles LA Hbr & Revenue for Conoco Inc. Project, Series A, 3.42%, 9/1/29(a)	800,000
801,000	Lake Charles LA Hbr & Term. for Citgo Pete Corp., 3.48%, 8/1/07(a)	801,000
800,000	Louisiana Local Govt. Environment Facilities DAR, Series A, 3.43%, 11/1/34(a)	800,000
19,948,000	Louisiana Local Govt. for Shreveport Utility System Project, 3.42%, 10/1/35(a)	19,948,000
4,845,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.41%, 9/1/08(a)	4,845,000
100,000	Louisiana Offshore Term. Auth. Deepwater Port Rev. for Loop LLC, Series A, 3.57%, 9/1/14(a)	100,000
11,031,000	Louisiana PFA for Kenner Hotel Limited, 3.56%,12/1/15(a)	11,031,000
1,161,000	Louisiana State University A&M College Revenue, 3.41%, 7/1/30(a)	1,161,000
4,995,850	Placquemine LA Port International Marine Term Project A, 3.65%, 3/15/25(a)	4,995,850
26,500,000	Placquemine LA Port International Marine Term Project B, 3.50%, 3/15/25(a)	26,500,000
301,000	Port of New Orleans Cold Storage Project, 3.51%, 11/1/22(a)	301,000
9,201,000	South Louisiana Port Marine Term. for Holnam Project., 3.49%, 1/1/27(a)	9,201,000
4,801,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.43%, 7/1/18(a)	4,801,000
1,026,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 3.51% 7/1/21(a)	1,026,000
		86,310,850
	MARYLAND - 3.0%
5,700,000	Howard County for Vantage House Facility, Series A, 3.40% 6/1/32(a)	5,700,000
1,000,000	Maryland State Health & Higher Education for Carnegie Institute, 3.41%, 10/1/37(a)	1,000,000
1,975,000	Maryland State Health & Higher Education for Trinity College, 3.41%, 11/1/26(a)	1,975,000
1,050,000	Maryland State Health & Higher Education Pooled Loan, Series D, 3.40%, 1/1/29(a)	1,050,000
9,040,000	Maryland State HEFA for Adventist Health Care, Series A, 3.42%, 1/1/35(a)	9,040,000
10,000,000	Maryland State HEFA for Adventist Health Care, Series B, 3.42%, 1/1/21(a)	10,000,000
		28,765,000

	MASSACHUSETTS - 17.4%
100,000	Boston MA Water & Sewer General Revenue, Series A, 3.37% 11/1/24(a)	100,000
1,500,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.50%, 10/1/29(a)	1,500,000
1,300,000	Massachusetts DFA for Briarwood Retirement, Series A, 3.39%, 1/1/35(a)	1,300,000
12,715,000	Massachusetts DFA for Brooksby Village Inc. Project, 3.37%, 7/1/32(a)	12,715,000
2,515,000	Massachusetts DFA for Dean College, 3.36%, 10/1/29(a)	2,515,000
180,000	Massachusetts DFA for Gann Academy Project, 2.905%, 6/1/32(a)	180,000
31,900,000	Massachusetts DFA for Harvard University, 3.20%, 7/1/33(a)(c)	31,900,000
9,595,000	Massachusetts DFA for Jewish Geriatric Services, 3.37%, 5/15/34(a)	9,595,000
9,225,000	Massachusetts DFA for Salem Community Corp., 3.39%, 1/1/35(a)	9,225,000
140,000	Massachusetts DFA for Smith College, 3.30%, 7/1/24(a)	140,000
1,500,000	Massachusetts DFA IDR for You Incorporated, 3.36%, 9/1/32(a)	1,500,000
2,800,000	Massachusetts GO Bond, Series 97-B, 3.35%, 9/1/16(a)	2,800,000
100,000	Massachusetts HEFA for Berklee College of Music, Series D, 3.37%, 10/1/27(a)	100,000
31,650,000	Massachusetts HEFA for Harvard University, 3.25%, 1/1/24(a)(c)	31,650,000
525,000	Massachusetts HEFA for Harvard University, Series Y, 3.20%, 7/1/35(a)(c)	525,000
44,850,000	Massachusetts HEFA for MIT, Series J-2, 3.20%, 7/1/31(a)(c)	44,850,000
8,075,000	Massachusetts HEFA for University of Massachusetts, Series A, 3.40%, 11/1/30(a)	8,075,000
100,000	Massachusetts HEFA for Wellesley College, Series E, 3.45%,7/1/22(a)(c)	100,000
200,000	Massachusetts HEFA for Williams College, Series E, 3.39%, 8/1/14(a)(c)	200,000
3,050,000	Massachusetts HFA for Single Family Housing, 3.41%, 12/1/30(a)	3,050,000
700,000	Massachusetts Water Reserve Authority, Series 99B, 3.33%, 8/1/28(a)	700,000
		162,720,000
	MICHIGAN - 11.3%
6,480,000	Ann Arbor MI Econ for Glacier Hills Inc. Project, 2.98-3.53%,11/01/25(a)	6,480,000
5,750,000	Detroit MI Sewer Disposal Rev Var, Series B, 3.41%, 7/1/33(a)	5,750,000
20,000,000	Detroit MI Sewer Disposal Second Lien GO Bond, Series E, 3.78%, 7/1/31(a)	20,000,000
100,000	Garden City Hospital Group, Series 96-A, 3.42%, 9/1/26(a)	100,000
7,450,000	Green Lake Twp EDA for Interlochen Center Project, 3.40%, 6/1/34(a)	7,450,000
1,100,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.60%, 12/1/14(a)	1,100,000
7,725,000	Jackson County EDC for Vista Grande Villa, Series A, 3.55%, 11/1/31(a)	7,725,000
5,095,000	Michigan State HDA Multifamily for Berrien Woods III, Series A, 3.50%, 7/1/32(a)	5,095,000
1,215,000	Michigan State HDA Multifamily for River Place Apts., 3.48%, 6/1/18(a)	1,215,000
535,000	Michigan State Hospital for Hospital Equipment Loan Program, Series A, 3.39%. 12/1/23(a)	535,000
10,590,000	Michigan State University Revenue, Series A, 3.40%, 8/15/32(a)	10,590,000
525,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.45%, 1/1/14(a)	525,000
10,525,000	Michigan Strategic Fund for Henry Ford Museum Village Project, 3.57%, 12/1/33(a)	10,525,000
1,450,000	Michigan Strategic Fund for Mot LLC Project, 3.44%, 12/1/34(a)	1,450,000
2,320,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.43%, 11/15/34(a)	2,320,000
2,735,000	Michigan Strategic Fund LTD Obligation, 3.47%, 8/1/31(a)	2,735,000
595,000	Milan MI Area Schools Unlimited GO Bond, 3.40%, 5/1/30(a)	595,000
250,000	Oakland County Michigan EDC for Graphic-Technology Inc. Project, 3.50%, 4/1/28(a)	250,000
1,375,000	Oakland University General Revenue, 3.44%, 3/1/31(a)	1,375,000
19,460,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.44%,12/1/16(a)	19,460,000
675,000	Woodhaven Brownstown MI School District, Series B, 3.58%, 5/1/34(a)	675,000
		105,950,000
	MINNESOTA - 0.9%
2,447,000	Minnesota Health for Fairview Health Services, 3.40%, 11/15/32(a)	2,447,000

1,691,000	Minnesota HEFA for Carleton College, Series 6D, 3.30%, 4/1/35(a)	1,691,000
1,630,000	Minnesota HEFA for Residential Housing, Series C, 3.45 -3.75%, 1/1/35(a)	1,630,000
1,820,000	Minnesota HEFA for St. Olaf College, Series 5-H, 3.57%, 10/1/30(a)	1,820,000
271,000	Minnesota HEFA for St. Olaf College, Series 5-M1, 3.57%, 10/1/32(a)	271,000
650,000	St. Paul Housing & Redev. Authority MHR for Highland Ridge Project, 3.42%, 10/1/33(a)	650,000
		8,509,000
	MISSOURI - 0.0%^
190,000	Platte County IDR for Platte Care Facility, 3.45%, 10/1/10 (a)	190,000
	NEVADA - 0.6%
5,450,000	Carson City HRB for Carson-Tahoe Regional Medical Center, 3.40%, 9/1/35(a)	5,450,000
	NEW JERSEY - 3.3%
2,200,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.37%, 11/1/31(a)	2,200,000
10,500,000	New Jersey EDA for Port Newark Container LLC, 3.44%, 7/1/30(a)	10,500,000
5,535,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.32%, 9/1/31(a)	5,535,000
1,100,000	New Jersey Sports Authority Expo, Series C, 3.30%, 9/1/24(a)	1,100,000
8,000,000	Port Authority of New York & New Jersey Versatile Obligation, Series 2, 3.56%, 5/1/19(a)	8,000,000
800,000	Port Authority of New York & New Jersey Versatile Structure, Series 3, 3.56%, 6/1/20(a)	800,000
2,410,000	Salem County NJ for Friends Home Woodstown Inc., 3.35%, 4/1/34 (a)	2,410,000
		30,545,000
	NEW YORK - 10.3%
1,900,000	Babylon NY IDR for Ogden Martin, 3.33%, 1/1/19(a)	1,900,000
3,795,000	Metropolitan Transit Authority Revenue, Series D-2, 3.37%, 11/1/32(a)	3,795,000
300,000	Metropolitan Transit Authority Revenue, Sub-Series E-1, 3.39%, 11/1/35(a)	300,000
1,000,000	New York City GO Bond, Series H-2, 3.54%, 8/1/14(a)	1,000,000
5,200,000	New York City HDA for Brookhaven Apartments, Series A, 3.40%, 1/1/36(a)	5,200,000
14,035,000	New York City, Series 95 B8, 3.40%, 8/15/24(a)	14,035,000
5,625,000	New York State HFA for 521 W 42 St Apartments, Series A., 3.46%, 11/1/34(a)	5,625,000
1,225,000	New York State HFA for Bleecker Terrace Apt. Project, Series 85, 3.44%, 7/1/15(a)	1,225,000
5,000,000	New York State HFA for Victory Housing, Series 2004-A, 3.43%, 11/1/33(a)	5,000,000
4,200,000	New York State HFA for W 43rd St., 3.43%, 11/1/34(a)	4,200,000
6,000,000	New York State HFA, Series B, 3.40%, 3/15/26(a)	6,000,000
24,400,000	New York State Local Govt. Assistance Corp., Series B, 3.35%, 4/1/25(a)	24,400,000
1,550,000	Rotterdam NY IDA for Industrial Park Project, Series A, 3.35%, 11/1/09(a)	1,550,000
445,000	Schenectady County IDA for Sunnyview Hospital and Rehab., Series A, 3.43%, 8/1/33(a)	445,000
12,500,000	Triborough Bridge and Tunnel Authority, Sub-Series B-3, 3.41%, 1/1/32(a)	12,500,000
8,700,000	Westchester NY IDA for Catharine Field Home, 3.36%, 1/1/31(a)	8,700,000
		95,875,000
	NORTH CAROLINA - 0.2%
600,000	North Carolina EFA for Cardinal Gibbons, 3.41%, 8/1/14(a)	600,000
900,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 3.46%, 4/1/18(a)	900,000
		1,500,000
	OHIO - 5.9%
4,500,000	Akron OH Bath Copley HDR for Summa Health System, Series B, 3.42%, 11/1/34(a)	4,500,000
1,100,000	Butler County HCF for Lifesphere Project, 3.39%, 5/1/27(a)	1,100,000
10,000,000	Cleveland OH Airport Systems Revenue, Series D, 3.46%, 1/1/27(a)	10,000,000
600,000	Cleveland OH Income Tax Revenue, 3.37%, 5/15/24(a)	600,000

300,000	Clinton County for Wilmington Airport Inc., 3.41%, 6/1/11(a)	300,000
2,670,000	Cuyahoga County for Cleveland Health Education Museum, 3.43%, 3/1/32(a)	2,670,000
200,000	Cuyahoga County HCF for Devon Oaks Project, 3.41%, 2/1/34(a)	200,000
3,500,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.42%, 7/1/31(a)	3,500,000
7,400,000	Evandale County IDR for SHV Realty Inc., 3.65%, 9/1/15(a)	7,400,000
855,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96 A, 3.40%, 12/1/21(a)	855,000
280,000	Franklin County Hospital Revenue for U.S. Health Corp., Series B, 3.40%, 12/1/20(a)	280,000
775,000	Geauga County for Heather Hill Inc, 3.40%, 7/1/23(a)	775,000
2,575,000	Hamilton County HCF for Episcopal, Series B, 3.40%, 6/1/35(a)	2,575,000
150,000	Hamilton County HRB for Alliance Health, Series A, 3.27%, 1/1/18(a)	150,000
515,000	Kent State University Receipts, 3.41%, 5/1/31(a)	515,000
4,125,000	Licking County HCF, 3.40%, 11/1/33(a)	4,125,000
10,000	Marion County Hospital Improvement, Pooled Lease Program, 3.42%, 11/1/21(a)	10,000
760,000	Middleburgh Heights for Southwest General Hospital, 3.41%, 8/15/22(a)	760,000
100,000	Ohio Air Quality DAR for Ohio Edison, Series A, 3.45%, 2/1/14(a)	100,000
50,000	Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.45%, 6/1/23(a)	50,000
1,560,000	Ohio State EFA for Ashland University Project, 3.46%, 9/1/24(a)	1,560,000
1,200,000	Ohio State EFA for Case Western University, 3.40-3.45%, 10/1/31(a)	1,200,000
1,400,000	Ohio State University General Receipts, 3.25%, 12/1/17(a)	1,400,000
2,400,000	Ohio State University General Receipts, 3.25%, 12/1/27(a)	2,400,000
300,000	Ohio WDA PCR for Edison Project, Series B, 3.64%, 9/1/18(a)	300,000
250,000	Ohio WDA PCR for First Energy Gen Corp., 3.57%, 5/15/19(a)	250,000
200,000	Paulding County Waste Disposal for Lafarge Corporation Project, 3.58%, 8/1/26(a)	200,000
200,000	Toledo Ohio City Services Special Obligation Assessment Notes, 3.41%, 12/1/06(a)	200,000
7,500,000	Toledo-Lucas County OH Port Authority, Series C, 3.40%, 5/15/38(a)	7,500,000
		55,475,000
	OREGON - 0.1%
500,000	Portland MFH for South Park Project, 3.47%, 12/1/11(a)	500,000
	PENNSYLVANIA - 9.5%
5,200,000	Allentown PA IDA for Diocese of Allentown, 3.50% 12/1/29(a)	5,200,000
5,800,000	Beaver County IDA for Firstenergy Nuclear, 3.46%,1/1/35(a)	5,800,000
1,575,000	Bucks County PA IDA for SHV Real Estate Inc., 3.65%, 7/1/15(a)	1,575,000
3,300,000	Chester County PA IDA for Archdiocese of Philadelphia, 3.50%, 7/1/31(a)	3,300,000
100,000	City of Philadelphia Water and Sewer Revenue Refund, 3.39%, 6/15/23(a)	100,000
3,730,000	Cumberland County PA for Presbyterian Homes Inc., 3.40%, 12/1/31(a)	3,730,000
3,450,000	Delaware County IDR for Sun Inc., 3.45%, 11/1/33(a)	3,450,000
10,500,000	Emmaus General Authority Revenue, Sub-Series G-18, 3.43%, 3/1/24(a)	10,500,000
215,000	Lebanon County HCF for ECC Retirement Village, 3.46%, 10/15/25(a)	215,000
625,000	Manheim Township School District GO Bond, 3.41%, 5/1/23(a)	625,000
1,900,000	Montgomery County Higher Ed. For William Penn Charter, 3.43%, 9/15/31(a)	1,900,000
3,400,000	Montgomery County Multifamily HSG for Kingswood Apartments, Series A, 3.37%, 8/15/31(a)	3,400,000
2,165,000	North Hampton County First Mortgage of Kirkland Village, 3.40%, 11/1/30(a)	2,165,000
1,005,000	Pennsylvania Energy Development Authority for Ebensburg Project 3.45%, 12/1/11(a)	1,005,000
2,000,000	Pennsylvania HEFA for Association of Independent Colleges, Series E3, 3.40%, 11/1/14(a)	2,000,000
10,000,000	Pennsylvania Higher Education Agency for Student Loan Revenue, Series A, 3.45%, 6/1/29(a)	10,000,000
1,300,000	Pennsylvania State Turnpike Commission, Series A-3, 3.46%, 12/1/30(a)	1,300,000
2,775,000	Philadelphia IDR for Fox Chase Cancer Center Project, 3.60%, 7/1/25(a)	2,775,000
10,100,000	Quakertown Pennsylvania General Authority Revenue, 3.45%, 7/1/26(a)	10,100,000
1,600,000	Washington County Revenue for University of Pennsylvania, 3.39%, 7/1/34(a)	1,600,000

14,000,000	Westmoreland County IDA for Redstone Highlands, 3.41%, 1/1/36(a)		14,000,000
3,900,000	Wilkens Area IDA for Fairview Extended Care, Series B, 3.35%, 1/1/21(a)		3,900,000
			88,640,000
	PUERTO RICO - 0.5%
1,029,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)		1,029,000
3,954,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)		3,954,000
			4,983,000
	TENNESSEE - 0.0%^
495,000	Chattanooga TN HEFA for Baylor School Project, Series 96, 3.41%, 11/1/16(a)		495,000
	TEXAS - 2.3%
3,700,000	Harris County TX IDA for Baytank Houston Inc. Project, 3.46%, 2/1/20(a)		3,700,000
18,000,000	Travis County TX HFA for Querencia Barton Creek, Series C, 3.40%, 11/15/35(a)		18,000,000
			21,700,000
	VIRGINIA - 3.4%
15,045,000	Alexandria County IDA for Goodwin House, 3.50%, 10/1/35(a)		15,045,000
794,000	Arlington County for Ballston Public Parking, 3.47%, 8/1/17(a)		794,000
285,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.41%, 7/1/31(a)		285,000
991,000	Clarke County IDR for Winchester Medical Center, 3.44%, 1/1/30(a)		991,000
226,000	Fairfax County EDA for Smithsonian Institute, 3.41%, 12/1/33(a)		226,000
170,000	Henrico County EDA for White Oaks Ltd Project, 3.45%, 10/1/27(a)		170,000
1,704,000	King George County for Garnet of VA Inc. Project, 3.46%, 9/1/21(a)		1,704,000
1,145,000	Peninsula Port Authority for Dominion Terminal, 3.60%, 7/1/16(a)		1,145,000
1,385,000	Portsmouth Multifamily for Marsh Landing Project, Series A, 3.46%, 6/1/30(a)		1,385,000
9,905,000	University of Virginia General Revenue, Series A, 3.41%, 6/1/34(a)		9,905,000
			31,650,000

	Total Investments (Cost $919,602,844)	98.3%	919,602,844
	Other assets, less liabilities	1.7	15,442,247
	Net Assets	100.0%	$935,045,091

RESERVE TAX-EXEMPT TRUST - CALIFORNIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 97.8%

	CALIFORNIA - 97.8%

$4,000,000	California HFA Revenue, Series P, 3.37%, 2/1/27(a)		$4,000,000
1,300,000	California Infrastructure & Economic Development for Rand Corp., Series B, 3.30%, 4/1/42(a)		1,300,000
3,720,000	California Infrastructure & Economic Development for SRI International, Series A, 3.32%, 9/1/28(a)		3,720,000
3,345,000	California Pollution Control for Colmac Energy, Series A, 3.37%, 12/01/16(a)		3,345,000
4,995,000	California Pollution Control for Pacific Gas & Electric Finance, 3.51%, 11/1/26(a)		4,995,000
3,000,000	California Pollution Control for Wadham Energy LP, 3.45%, 11/1/17(a)		3,000,000
670,000	California School Facilities for Capital Improvements, Series C, 3.30%, 7/1/22(a)		670,000
590,000	California State Daily Kindergarten Univ, Series B-2, 3.50%, 5/1/34(a)		590,000
8,440,000	California State Economic Recovery, Series C-6, 3.30%, 7/1/23(a)		8,440,000
6,870,000	California State Economic Recovery, Series C-8, 3.50%, 7/1/23(a)		6,870,000
9,565,000	California State GO Bonds, Sub-Series A-1, 3.27%, 5/1/40(a)		9,565,000
1,300,000	California State Water Reserve Power Supply Revenue , Series C13, 3.26%, 5/1/22(a)		1,300,000
12,530,000	California State Water Reserve Power Supply Revenue, 3.27-3.48%, 5/1/22(a)		12,530,000
3,415,000	California State Water Reserve Power Supply Revenue, Series B-3, 3.50%, 5/1/22(a)		3,415,000
4,245,000	California State Water Reserve Power Supply Revenue, Series B-6, 3.25%, 5/1/22(a)		4,245,000
6,200,000	California Statewide CDA for Covenant Retirement Community, 3.32%, 12/1/25(a)		6,200,000
2,200,000	California Statewide CDA for Early Education Community Center COP, 3.33%, 9/1/31(a)		2,200,000
2,175,000	Chula Vista Charter City for Home Depot Project Inc. Project, 3.30%, 12/1/10(a)		2,175,000
2,900,000	Dublin California MFH for Park Sierra, Series A, 3.37%, 6/1/28(a)		2,900,000
1,000,000	Fremont California COPS Family Reserve Center, Series 88, 3.29%, 8/1/30(a)		1,000,000
1,400,000	Fremont California Public Finance Family Reserve Center, Series 98, 3.29%, 8/1/28(a)		1,400,000
846,000	Irvine California Improvement Bond Act of 1915 Assessment District 00-18, Series A, 3.25%, 9/2/26(a)		846,000
1,755,000	Irvine California Improvement Bond Act of 1915 Assessment District 87-8, 3.26%, 9/2/24(a)		1,755,000
4,410,000	Irvine California Improvement Bond Act of 1915 Assessment District 89-10, 3.29%, 9/2/22(a)		4,410,000
1,000,000	Irvine California Improvement Bond Act of 1915 Assessment District 94-13, 3.25%, 9/2/22(a)		1,000,000
2,800,000	Irvine California Improvement Bond Act of 1915 Assessment District 97-17, 3.25%, 9/2/23(a)		2,800,000
2,000,000	Irvine Ranch California, Series ‘85, 3.30%, 10/1/10(a)		2,000,000
4,385,000	Long Beach California Harbor Revenue, Series A, 3.37%, 5/15/27(a)		4,385,000
3,400,000	Los Angeles California Cmnty Redev Multifamily 2ND & Central APT-A, 3.35%, 12/1/38(a)		3,400,000
4,000,000	Los Angeles California MFH for Grand Promenade Project, 3.30%, 4/1/32(a)		4,000,000
1,300,000	Metro Water District Southern California Waterworks Revenue, Series B-2, 3.29%, 7/1/28(a)		1,300,000
1,300,000	Metro Water District Southern California Waterworks Revenue, Series C-2, 3.30%, 7/1/36(a)		1,300,000
665,000	Orange County California Sanitation Authority, 3.27%, 8/1/13(a)		665,000
3,000,000	Orange County California Sanitation COPS, 3.26%, 8/1/29(a)		3,000,000
2,900,000	Riverside County California Facilities District # 88-4 Community, 3.33%, 9/1/14(a)		2,900,000
4,000,000	San Francisco Community Facilities District # 4, 3.33%, 8/1/31(a)		4,000,000
1,300,000	Santa Ana California Unified School District, 3.32%, 7/1/15(a)		1,300,000
2,675,000	Santa Clara County California El Cammo Hospital District, 3.50%, 8/1/15(a)		2,675,000
3,700,000	Stockton HCF for Dameron Hospital, Series A, 3.45%, 12/1/32(a)		3,700,000
1,465,000	Turlock Irrigation District for Transportation, Series A, 3.50%, 1/1/31(a)		1,465,000
1,800,000	Tustin California Improvement Bond Act of 1915 Reassessment District # 95-2, 3.25%, 9/2/13(a)		1,800,000
			132,561,000

	Total Investments (Cost $132,561,000)	97.8%	132,561,000
	Other assets, less liabilities	2.2%	2,976,460
	Net Assets	100.0%	$135,537,460

RESERVE TAX-EXEMPT TRUST - CONNECTICUT TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 79.1%

	CONNECTICUT - 75.1%

$2,245,000	Connecticut DAR for Independent Living Project, 3.43%, 7/1/15(a)		$2,245,000
1,400,000	Connecticut DAR for Pierce Memorial Baptist, 3.30%, 10/1/28(a)		1,400,000
1,400,000	Connecticut DAR for Solid Waste, 3.44%, 8/1/23(a)		1,400,000
1,400,000	Connecticut HEFA for Hotchkiss School, Series A, 3.38%, 7/1/30(a)		1,400,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, 3.40%, 7/1/30(a)		1,000,000
1,100,000	Connecticut HEFA for Klingberg Family Center, 3.36%, 7/1/32(a)		1,100,000
400,000	Connecticut HEFA for Yale University, Series T-1, 3.54%, 7/1/29(a)(c)		400,000
1,000,000	Connecticut HEFA for Yale University, Series X-3, 3.54%, 7/1/37(a)(c)		1,000,000
1,400,000	Connecticut HFA, Sub-Series D-3, 3.38%, 5/15/33(a)		1,400,000
2,550,000	Connecticut Special Tax Obligation for Transportation Infrastructure, Series 1, 3.44%, 9/1/20(a)		2,550,000
1,605,000	Connecticut State GO Bond, Series 1-A, 3.41%, 2/15/21(a)		1,605,000
860,000	Connecticut State GO Bond, Series 97-B, 3.38%, 5/15/14(a)		860,000
2,760,000	Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.35%, 6/1/20(a)		2,760,000
2,020,000	New Canaan HDA for Village at Waveny Care Center, 3.37%, 1/1/22(a)		2,020,000
1,625,000	Shelton County HFA for Crosby Commons Project, 3.44%, 1/1/31(a)		1,625,000
			22,765,000

	PUERTO RICO - 4.0%

1,210,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)		1,210,000

	Total Investments (Cost $23,975,000)	79.1%	23,975,000
	Other assets, less liabilities	20.9	6,340,586
	Net Assets	100.0%	$30,315,586

RESERVE TAX-EXEMPT TRUST - FLORIDA-TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 93.3%

	FLORIDA - 90.2%

$1,880,000	Alachua County HFA for Oak Hammock University Project, Series A, 3.57%, 10/1/32(a)		$1,880,000
1,850,000	Broward County Florida Educational Facs Auth for City College Project, 3.40%, 11/1/31(a)		1,850,000
1,930,000	Broward County HFA for Jacaranda Village Apartments, 3.41%, 9/1/22(a)		1,930,000
1,375,000	Collier County for Cleveland Health Clinic, 3.58%, 1/1/35(a)		1,375,000
2,320,000	Dade County IDA for Dolphins Stadium Project, Series C, 3.45%, 1/1/16(a)		2,320,000
145,000	Dade County IDA for Florida Power & Light, 3.61%, 6/1/21(a)		145,000
3,650,000	Dade County IDA for Florida Water Service Revenue, 3.39%, 10/5/22(a)		3,650,000
2,600,000	Duval County HFA for Lighthouse Bay Apartments, 3.41%, 12/1/32(a)		2,600,000
1,550,000	Florida HEFA for St Thomas University Project, 3.57%, 1/1/19(a)		1,550,000
1,645,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 3.46%, 6/1/34(a)		1,645,000
945,000	Florida HFC Multifamily for Collins Cove Apartments, 3.46%, 2/1/36(a)		945,000
900,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 2.96%, 8/1/35(a)		900,000
1,000,000	Greater Orlando Aviation Auth, Series E, 3.48%, 10/1/21(a)		1,000,000
2,000,000	Hillsborough County for Carrollwood Day School Project, 3.40%, 6/1/31(a)		2,000,000
2,080,000	Jacksonville Florida Dist Energy System, Series A, 3.37%, 10/1/34(a)		2,080,000
1,955,000	Jacksonville Florida HFA for Southern Baptist Hospital, Series A, 3.57%, 8/15/33(a)		1,955,000
500,000	Manatee County PCR for Florida Power & Light, 3.57%, 9/1/24(a)		500,000
2,000,000	Miami Dade County IDA for Airis Miami LLC, Series A, 3.45%, 10/15/25(a)		2,000,000
1,130,000	Orange County for Central YMCA Project, Series A, 3.43%, 5/1/27(a)		1,130,000
2,500,000	Palm Beach County for Morse Obligation Group, 3.42%, 5/1/33(a)		2,500,000
3,020,000	Palm Beach County for Raymond F Kravis Center Project, 3.35%, 7/1/32(a)		3,020,000
2,650,000	Palm Beach County for School Board COP, Series B, 3.39%, 8/1/27 (a)		2,650,000
145,000	Pinellas County Florida HFA for Pooled Hospital Loan Program, Series 85, 3.56%, 12/1/15(a)		145,000
1,000,000	Pinellas County HFA, 3.41%, 11/1/15(a)		1,000,000
3,575,000	Port Orange for Palmer College Project, 3.44%, 10/1/32(a)		3,575,000
1,400,000	Putnam County DAR PCR for Florida Power & Light, 3.57%, 9/1/24(a)		1,400,000
500,000	Sarasota County HCF for Bay Village, 3.43%, 12/1/23(a)		500,000
200,000	Seminole County IDA HCF for Florida Living Nursing, 3.61%, 2/1/11(a)		200,000
400,000	University of North Florida Capital Improvements Project, 3.44%, 11/1/24(a)		400,000
700,000	Volusia County IDR for Easter Seal Society of Volusia, 3.51%, 9/1/21(a)		700,000
			47,545,000

	PUERTO RICO - 3.1%

1,647,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)		1,647,000

	Total Investments (Cost $49,192,000)	93.3%	49,192,000
	Other assets, less liabilities	6.7	3,547,031
	Net Assets	100.0%	$52,739,031

RESERVE TAX-EXEMPT TRUST - MASSACHUSETTS TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 99.1%

$700,000	Boston MA WSR General Revenue, Series A, 3.37% 11/1/24(a)		$700,000
890,000	Massachusetts DFA for Bedford Notre Dame Health Care, 3.50%, 10/1/29(a)		890,000
100,000	Massachusetts DFA for Briarwood Retirement, 3.39%, 1/1/35(a)		100,000
1,785,000	Massachusetts DFA for Brooksby Village Project, 3.37%, 7/1/32(a)		1,785,000
720,000	Massachusetts DFA for Gann Academy Project, 3.51%, 6/1/32(a)		720,000
100,000	Massachusetts DFA for Harvard University, 3.20%, 7/15/33(a)(c)		100,000
1,300,000	Massachusetts DFA for Jewish Geriatric Services, 3.37%, 5/15/34(a)		1,300,000
625,000	Massachusetts DFA for Mystic Valley School, 3.41%, 6/15/08(a)		625,000
1,000,000	Massachusetts DFA for Salem Community Corp., 3.39%, 1/1/35(a)		1,000,000
1,080,000	Massachusetts DFA for Smith College, 3.30%, 7/1/24(a)(c)		1,080,000
198,000	Massachusetts DFA for Smith College, 3.30%, 7/1/29(a)(c)		198,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries, 3.40%, 10/15/11(a)		800,000
1,300,000	Massachusetts DFA IDR for You Incorporated, 3.36%, 9/1/32(a)		1,300,000
600,000	Massachusetts GO Bond, Series 97-B, 3.35%, 9/1/16(a)		600,000
135,000	Massachusetts HEFA for Becker College, Series A-2, 3.52%, 7/1/09(a)		135,000
700,000	Massachusetts HEFA for Berklee College of Music, Series D, 3.37%, 10/1/27(a)		700,000
1,460,000	Massachusetts HEFA for Cap Asset Program, Series D, 3.56%, 1/1/35(a)		1,460,000
1,305,000	Massachusetts HEFA for Cap Asset Program, Series E , 3.42%, 1/1/35(a)		1,305,000
1,500,000	Massachusetts HEFA for Harvard University, Series R, 3.47%, 11/1/49(a)(c)		1,500,000
175,000	Massachusetts HEFA for Harvard University, Series Y, 3.20%, 7/1/35(a)(c)		175,000
500,000	Massachusetts HEFA for MIT, Series J-2, 3.20%, 7/1/31(a)(c)		500,000
1,175,000	Massachusetts HEFA for University of Massachusetts, Series A, 3.40%, 11/1/30(a)		1,175,000
1,300,000	Massachusetts HEFA for Wellesley College, Series E, 3.45%, 7/1/22(a)(c)		1,300,000
600,000	Massachusetts HEFA for Williams College, Series E, 3.39%, 8/1/14(a)(c)		600,000
800,000	Massachusetts HFA for Single Family, 3.41%, 12/1/30(a)		800,000
600,000	Massachusetts IFA for Tech Mold & Tool, 3.48%, 6/1/18(a)		600,000
520,000	Massachusetts Lowell Mills Association, Series 95, 3.52%, 12/1/20(a)		520,000
630,000	Massachusetts WRA, Series B, 3.43%, 4/1/28(a)		630,000
1,250,000	Massachusetts WRA, Series B, 3.43%, 8/1/37(a)		1,250,000
2,335,000	Massachusetts WRA, Sub-Series C, 3.50%, 8/1/20(a)		2,335,000
			26,183,000

	Total Investments (Cost $26,183,000)	99.1%	26,183,000
	Other assets, less liabilities	0.9	248,875
	Net Assets	100.0%	$26,431,875

RESERVE TAX-EXEMPT TRUST - MICHIGAN TAX-EXEMPT  FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 85.1%

	MICHIGAN - 82.3%

$ 600,000	Detroit MI Sewer Disposal Rev Var, Series B, 3.41%, 7/1/33(a)		$ 600,000
100,000	Detroit MI Economic Water Front, Series A, 3.41%, 5/1/09(a)		100,000
800,000	Garden City Hospital Group, Series 96-A, 3.42%, 9/1/26(a)		800,000
500,000	Grand Rapids IDR for Baker Knapp & Tubbs Project, 3.41%, 6/1/12(a)		500,000
595,000	Green Lake Twp EDA for Interlochen Center Project, 3.40%, 6/1/34(a)		595,000
400,000	Jackson County EDC for Thrifty Leoni Inc. Project, 3.60%, 12/1/14(a)		400,000
600,000	Jackson County EDC for Vista Grande Villa, Series A, 3.55%, 11/1/31(a)		600,000
855,000	Michigan State HDA Multifamily for Berrien Woods III, Series A, 3.50%, 7/1/32(a)		855,000
465,000	Michigan State HDA Multifamily for River Place Apts., 3.48%, 6/1/18(a)		465,000
280,000	Michigan State HDA, Series 2000 A, 3.44%, 12/1/16(a)		280,000
380,000	Michigan State University Revenue, Series A, 3.40%, 8/15/32(a)		380,000
233,000	Michigan Strategic Fund for Grayling General Solid Waste, 3.45%, 1/1/14(a)		233,000
600,000	Michigan Strategic Fund for Henry Ford Museum Village Project, 3.57%, 12/1/33(a)		600,000
300,000	Michigan Strategic Fund for M&P CAP Project, Series A, 3.67%, 6/1/34(a)		300,000
100,000	Michigan Strategic Fund for Mot LLC Project, 3.44%, 12/1/34(a)		100,000
345,000	Michigan Strategic Fund for Peachwood Center Association, 3.44%, 6/1/16(a)		345,000
825,000	Michigan Strategic Fund for Rest Haven Christian Services, 3.43%, 11/15/34(a)		825,000
600,000	Milan MI Area Schools Unlimited GO Bond, 3.40%, 5/1/30(a)		600,000
250,000	Oakland County Michigan EDC for Graphic-Technology Inc. Project, 3.50%, 4/1/28(a)		250,000
400,000	Oakland University General Revenue, 3.44%, 3/1/31(a)		400,000
460,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.44%,12/1/16(a)		460,000
400,000	Wayne Charter County Michigan Airport Revenue, Series A, 3.46%, 12/1/32(a)		400,000
325,000	Woodhaven Brownstown MI School District, Series B, 3.58%, 5/1/34(a)		325,000
			10,413,000

	PUERTO RICO - 2.8%

350,000	Puerto Rico Government Development Bank, 3.29%, 12/1/15(a)		350,000

	Total Investments (Cost $10,763,000)	85.1%	10,763,000
	Other assets, less liabilities	14.9	1,878,020
	Net Assets	100.0%	$12,641,020

RESERVE TAX-EXEMPT TRUST - NEW JERSEY TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 92.5%

	NEW JERSEY - 85.5%

$560,000	Atlantic County Pooled Government Loan Program, 3.43%, 7/1/26(a)		$560,000
2,650,000	Hudson County NJ Impt Auth , 3.30%, 7/15/26(a)		2,650,000
1,915,000	New Jersey EDA for Airis Newark Project, 3.32%, 1/1/19(a)		1,915,000
2,400,000	New Jersey EDA for Bayonne Dock, 3.54%, 12/1/27(a)		2,400,000
800,000	New Jersey EDA for Foreign Trade, Series 98, 3.60%, 12/1/07(a)		800,000
2,500,000	New Jersey EDA for Geriatrics Housing Services, Series P-J, 3.37%, 11/1/31(a)		2,500,000
2,000,000	New Jersey EDA for Hun School of Princeton Project, 3.38%, 11/1/34(a)		2,000,000
1,900,000	New Jersey EDA for Port Newark Container LLC, 3.44%, 7/1/30(a)		1,900,000
1,600,000	New Jersey EDA for Princeton University, Series B, 3.43% 7/1/21(a)		1,600,000
1,300,000	New Jersey EDA for RJB Associates, 3.38%, 8/1/08(a)		1,300,000
600,000	New Jersey EDA for Stolthaven Project, Series A, 3.46%, 1/15/18(a)		600,000
2,665,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 3.32%, 9/1/31(a)		2,665,000
2,300,000	New Jersey EDA for USGA Project, 3.38%, 5/1/23(a)		2,300,000
790,000	New Jersey Education Facilities, Series B, 3.35% 7/1/22(a)		790,000
1,400,000	New Jersey HCF for Cap Assets, Series A, 3.29% 7/1/35(a)		1,400,000
1,200,000	New Jersey HCF for Community Hospital Group, Series A1, 3.37%, 7/1/20 (a)		1,200,000
1,495,000	New Jersey HCF for St Barnabas, Series 2001A, 3.37%, 7/1/31(a)		1,495,000
2,100,000	New Jersey Sports Authority Expo, Series C, 3.30%, 9/1/24(a)		2,100,000
1,900,000	New Jersey State Single Family Housing, Series D, 3.47%, 10/1/26 (a)		1,900,000
1,500,000	New Jersey Turnpike Authority, Series 91-D, 3.36%, 1/1/18(a)		1,500,000
4,600,000	New Jersey Turnpike Authority, Series C-1, 3.40%, 1/1/24(a)		4,600,000
2,385,000	Port Authority of New York & New Jersey Special Obligation Revenue, 3.56%, 8/1/24(a)		2,385,000
1,100,000	Port Authority of New York & New Jersey Versatile Structure, Series 3, 3.56%, 6/1/20(a)		1,100,000
2,500,000	Salem County NJ for Friends Home Woodstown Inc., 3.35%, 4/1/34 (a)		2,500,000
			44,160,000

	PUERTO RICO

1,700,000	Puerto Rico Government Bank, 3.29%, 12/1/15(a)		1,700,000
1,900,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(a)		1,900,000
			3,600,000

	Total Investments (Cost $47,760,000)	92.5%	47,760,000
	Other assets, less liabilities	7.5	3,870,888
	Net Assets	100.0%	$51,630,888

RESERVE TAX-EXEMPT TRUST - OHIO TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31,2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 97.5%

	OHIO - 97.5%

$500,000	Akron OH Bath Copley HDR for Summa Health System, Series B, 3.42%, 11/1/34(a)		$500,000
375,000	Allen County HCF for Mennonite Memorial Home Project, 3.40%, 2/1/18(a)		375,000
500,000	Butler County HCF for Lifesphere Project, 3.39%, 5/1/27(a)		500,000
300,000	Centerville HCR for Bethany Lutheran, 3.44%, 5/1/08(a)		300,000
395,000	Cleveland Airport Systems Revenue, Series D, 3.46%, 1/1/27(a)		395,000
330,000	Cuyahoga County for Cleveland Health Education Museum, 3.43%, 3/1/32(a)		330,000
435,000	Cuyahoga County for S&R Playhouse, 3.60%, 12/1/09(a)		435,000
800,000	Cuyahoga County HCF for Devon Oaks Project, 3.41%, 2/1/34(a)		800,000
1,000,000	Cuyahoga County HRB EDA for Cleveland Botanical Gardens, 3.42%, 7/1/31(a)		1,000,000
800,000	Evandale County IDR for SHV Realty Inc., 3.65%, 9/1/15(a)		800,000
715,000	Franklin County Hospital Revenue for U.S. Health Corp., Series 96A, 3.40%, 12/1/21(a)		715,000
520,000	Geauga County for Heather Hill Inc, 3.40%, 7/1/23(a)		520,000
630,000	Greene County IDA for Fairview, Series B, 3.35%, 1/1/11(a)		630,000
555,000	Hamilton County HRB for Alliance Health, Series A, 3.27%, 1/1/18(a)		555,000
325,000	Hamilton County OH Health for Episcopal, Series B, 3.40%, 6/1/35(a)		325,000
470,000	Kent State University Receipts, 3.41%, 5/1/31(a)		470,000
1,375,000	Licking County HCF, 3.40%, 11/1/33(a)		1,375,000
800,000	Middleburgh Heights of Southwest General Hospital, 3.41%, 8/15/22(a)		800,000
400,000	Ohio Air Quality DAR PCR for Ohio Edison, Series C, 3.45%, 6/1/23(a)		400,000
240,000	Ohio State Higher Educational Facility Revenue for Ashland Univ., 3.46%, 9/1/24(a)		240,000
100,000	Ohio State Higher Educational Facility Revenue for Case Western Univ., 3.40%, 10/1/31(a)		100,000
500,000	Ohio State University General Receipts, 3.25%, 12/1/17(a)		500,000
300,000	Ohio State University General Receipts, 3.25%, 12/1/27(a)		300,000
700,000	Ohio WDA PCR for Edison Project, Series B, 3.64%, 9/1/18(a)		700,000
400,000	Paulding County Waste Disposal for Lafarge Corporation Project, 3.58%, 8/1/26(a)		400,000
800,000	Toledo Ohio City Services Special Obligation Assessment Notes, 3.41%, 12/1/06(a)		800,000
1,000,000	Toledo-Lucas County OH Port Authority, Series C, 3.40%, 5/15/38(a)		1,000,000
			15,265,000

	Total Investments (Cost $15,265,000)	97.5%	15,265,000
	Other assets, less liabilities	2.5	394,741
	Net Assets	100.0%	15,659,741

RESERVE TAX-EXEMPT TRUST - PENNSYLVANIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 94.8%

	PENNSYLVANIA -94.8%

$550,000	Allegheny County Higher Education for Carnegie Mellon University, 3.50%, 12/1/33(a)		$550,000
1,700,000	Allegheny County IDA for UPMC Health Systems, Series C, 3.43%, 3/1/15(a)		1,700,000
1,715,000	Allentown IDA for Diocese of Allentown 3.50%, 12/1/29(a)		1,715,000
2,800,000	Beaver County IDA for Firstenergy Nuclear, 3.46%, 1/1/35(a)		2,800,000
595,000	Berks County IDR for Visiting Nurse Services, Series A, 3.66%, 12/1/15(a)		595,000
125,000	Berks County IDR for Visiting Nurse Services, Series B, 3.51%, 12/1/15(a)		125,000
2,225,000	Bucks County IDA for Shv Real Estate Inc., 3.65%, 7/1/15(a)		2,225,000
200,000	Chester County IDA for Archdiocese of Philadelphia, 3.50%, 7/1/31(a)		200,000
995,000	City of Philadelphia Water and Sewer Revenue Refund, 3.39%, 6/15/23(a)		995,000
1,585,000	Cumberland County PA for Presbyterian Homes Inc, 3.40%, 12/1/32(a)		1,585,000
1,000,000	Delaware Valley PA Financial Authority, Series B, 3.41%, 12/1/20(a)		1,000,000
2,300,000	Emmaus General Authority Revenue, Series G, 3.43%, 3/1/24(a)		2,300,000
700,000	Indiana County IDA for Conemaugh Project, Series A, 3.53%, 6/1/27(a)		700,000
2,185,000	Lawrence County IDA for Var Villa Maria Project, 3.43%, 7/1/33(a)		2,185,000
2,965,000	Lebanon County HCF for ECC Retirement Village, 3.46%, 10/15/25(a)		2,965,000
3,370,000	Manheim Township School District GO Bond, 3.41%, 5/1/23(a)		3,370,000
370,000	Montgomery County IDR for Girl Scouts of Southeastern PA, 3.51%, 2/1/25(a)		370,000
2,800,000	Montgomery County Multifamily Housing for Kingswood Apartments, Series A, 3.37%, 8/15/31(a)		2,800,000
1,150,000	North Hampton County First Mortgage of Kirkland Village, 3.40%, 11/1/30(a)		1,150,000
1,950,000	Pennsylvania Energy Development Authority for Ebensburg Project 3.45%, 12/1/11(a)		1,950,000
800,000	Pennsylvania Higher Education Agency for Student Loan Revenue, Series A, 3.45%, 6/1/29(a)		800,000
1,600,000	Pennsylvania Higher Education Agency for Student Loan Revenue, Series A, 3.48%, 1/1/18(a)		1,600,000
900,000	Pennsylvania State Turnpike Commission, Series A-3, 3.46%, 12/1/30(a)		900,000
2,725,000	Philadelphia Hospital and HEFA for Childrens Hospital, 3.60%, 7/1/31(a)		2,725,000
2,215,000	Philadelphia IDR for Fox Chase Cancer Center Project, 3.60%, 7/1/25(a)		2,215,000
1,615,000	Quakertown Pennsylvania General Authority Revenue, 3.45%, 7/1/26(a)		1,615,000
2,055,000	Schuylkill County IDA for Northeastern Power, Series A, 3.44%, 12/1/22(a)		2,055,000
1,000,000	Scranton Pennsylvania Redevelopment, 3.46%, 6/1/33(a)		1,000,000
2,700,000	Washington County for University of Pennsylvania, 3.39%, 7/1/34(a)		2,700,000
2,000,000	Westmoreland County IDA for Redstone Highlands, 3.41%, 1/1/36(a)		2,000,000
1,300,000	Wilkins Area IDA for Fairview Extended Care, Series B, 3.35%, 1/1/21(a)		1,300,000
			50,190,000

	Total Investments (Cost $50,190,000)	94.8%	50,190,000
	Other assets, less liabilities	5.2	2,767,414
	Net Assets	100.0%	$52,957,414

RESERVE TAX-EXEMPT TRUST - VIRGINIA TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value

	TAX-EXEMPT OBLIGATIONS - 74.8%

	VIRGINIA - 65.1%

$1,000,000	Alexandria County IDA for Goodwin House, 3.50%, 10/1/35(a)		$1,000,000
1,156,000	Arlington County for Ballston Public Parking, 3.47%, 8/1/17(a)		1,156,000
500,000	Charlottesville IDA for Seminole, Series B, 3.52%, 12/1/13(a)		500,000
915,000	Chesapeake County IDA for Chesapeake General Hospital, Series B, 3.41%, 7/1/31(a)		915,000
834,000	Clarke County IDR for Winchester Medical Center, 3.44%, 1/1/30(a)		834,000
874,000	Fairfax County EDA for Smithsonian Institute, 3.41%, 12/1/33(a)		874,000
1,275,000	Hampton MFH for Shoreline Apartments, 3.45%, 12/1/19(a)		1,275,000
530,000	Hanover County IDA for Covenent Woods, 3.45%, 7/1/29(a)		530,000
1,730,000	Henrico County EDA for White Oaks Ltd Project, 3.45%, 10/1/27(a)		1,730,000
1,196,000	King George County for Garnet of VA Inc. Project, 3.46%, 9/1/21(a)		1,196,000
300,000	Peninsula Port Authority for Dominion Terminal, 3.56%, 7/1/16(a)		300,000
1,000,000	Peninsula Port Authority for Dominion Terminal, 3.60%, 7/1/16(a)		1,000,000
1,115,000	Portsmouth Multifamily for Marsh Landing Project, Series A, 3.46%, 6/1/30(a)		1,115,000
1,000,000	University of Virginia General Revenue, Series A, 3.41%, 6/1/34(a)		1,000,000
			13,425,000

	PUERTO RICO - 9.7%

1,000,000	Puerto Rico Government Bank, 3.29%,12/1/15(b)		1,000,000
1,000,000	Puerto Rico Highway & Transportation Authority, Series A, 3.30%, 7/1/28(b)		1,000,000
			2,000,000

	Total Investments (Cost $15,425,000)	74.8%	15,425,000
	Other assets, less liabilities	25.2	5,196,765
	Net Assets	100.0%	$20,621,765

Security Type Abbreviations

CDA -	Community Development Authority	HEFA -	Health & Education Facilities Authority
COP-	Certificate of Participation	HFA -	Housing Finance Authority Revenue Bonds
DAR -	Development Authority Revenue Bonds	HFC -	Housing Finance Corporation
DFA -	Development Finance Agency	HRB -	Hospital Revenue Bonds
ECFA -	Education & Cultural Facility Authority	IDA -	Industrial Development Authority Revenue Bonds
EDA -	Economic Development Authority Revenue Bonds	IDR -	Industrial Development Agency Revenue Bonds
EDC -	Economic Development Corporation	IFA -	Industrial Finance Authority
EFA -	Education Facilities Authority	MFH -	Multifamily Housing Revenue Bonds
GO -	General Obligation Bonds	MHR -	Multifamily Housing Revenue Bonds
HCF -	Health Care Facilities Revenue Bonds	PCR -	Pollution Control Revenue Bonds
HCR -	Health Care Revenue	WDA -	Water Development Authority
HDA -	Housing Development Authority	WRA -	Water Resource Authority
HDR -	Housing Development Revenue	WSR -	Water & Sewer System Revenue Bonds

(a)

Variable rate securities. The interest rates shown are as reported on August 31, 2006, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(c)	Obligations of educational facilities.
^	Amount is less than 0.05%.

Item 2.                                                           Controls and Procedures

(a)                  It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of it’s series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                 The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                                                           Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reserve Tax-Exempt Trust

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date        October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 31, 2006

*  Print the name and title of each signing officer under his or her signature.